Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 14, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of DWS Short Duration Fund (the “Fund”), a series of DWS Income Trust (the “Trust”); (Reg. Nos. 002-91577, 811-04049)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 56 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (“Amendment No. 56”).  Amendment No. 56 is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  Amendment No. 56 has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on February 14, 2011, in Post-Effective Amendment No. 53 under the Securities Act (“Amendment No. 53”).

As discussed with the staff (the “Staff”) of the Commission, Amendment No. 56 (i) responds to Staff comments received with respect to Amendment No. 53, specifically additional appropriate risk disclosure has been added to the Fund’s Prospectus regarding risks associated with investments in senior loans; and (ii) makes such other non-material changes as may be appropriate.  Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that Amendment No. 56 become effective on April 15, 2011.  No fees are required in connection with this filing.

Having reviewed Amendment No. 56, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please call me if you have any questions with regard to any of the foregoing.  My telephone number is 617-295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Asset Management

cc:           Caroline Pearson, Chief Legal Officer
John Marten, Vedder Price P.C.